Short-Term Bank Loans	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 12 — SHORT-TERM BANK LOANS

Short-term bank loans consist of the following:

		As of September 30,
	Note	2023	2022
Short-term bank loans:
Jiangxi Luling Rural Commercial Bank (“LRC Bank”)	(1)	$2,467,105	$2,530,404
Bank of Communications Co., Ltd	(2)	1,233,553	1,405,780
Zhujiang Rural Bank	(3)	411,184	-
Beijing Bank	(4)	1,370,614	-
Total short-term loans		$5,482,456	$3,936,184

(1)	On March 14, 2022, the Company’s subsidiary, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,124,624) as working capital for one year, with the maturity date on March 13, 2023. The fixed interest rate of the loan was 4.62% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.

On June 15, 2022, the Company’s subsidiary, Jiangxi Universe, entered into a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,405,780) as working capital for one year, with the maturity date on June 14, 2023. The fixed interest rate of the loan was 4.62% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, and chief executive officer, Ms. Lin Yang, the Company’s chief financial officer, Ms. Xing Wu, Mr. Gang Lai’s spouse, and the Company’s WFOE, Universe Technology, jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On March 13, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,096,491) as working capital for one year, with the maturity date on March 12, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On June 15, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,370,614) as working capital for eleven months, with the maturity date on May 14, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

(2)	On June 24, 2022, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,405,780) as working capital for one year, with the maturity date on June 24, 2023. The fixed interest rate of the loan was 4.2% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On June 15, 2023, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB9 million (equivalent to $1,233,553) as working capital for eleven months, with the maturity date on May 18, 2024. The fixed interest rate of the loan was 4.0% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

(3)	On May 5, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB 3 million (equivalent to $411,184) as working capital for one year, with the maturity date on May 4, 2024. The fixed interest rate of the loan was 5.0% per annum. The Company pledged certain patents owned by the Company as collateral to guarantee this loan.

(4)	On July 24, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,370,614) as working capital for one year, with the maturity date on July 18, 2024. The fixed interest rate of the loan was 4.25% per annum. There was no guarantee requirement for this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $190,184, $199,852 and $149,303 for the years ended September 30, 2023, 2022 and 2021, respectively.